Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Loans And Accounts Receivable At Amortized Cost [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges	$ 2,894,957	$ 7,484,451
Loans And Accounts Receivable At Amortized Cost [Member] | Within 1 year [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges	1,223,126	633,300
Loans And Accounts Receivable At Amortized Cost [Member] | Between 1 and 3 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges	936,352	1,789,037
Loans And Accounts Receivable At Amortized Cost [Member] | Over 6 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges	735,479	3,466,875
Loans And Accounts Receivable At Amortized Cost [Member] | Between 3 and 6 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges		1,595,239
Loans And Accounts Receivable At Amortized Cost [Member] | Mortgage loans [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges	2,344,957	6,834,451
Loans And Accounts Receivable At Amortized Cost [Member] | Mortgage loans [Member] | Within 1 year [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges	823,126	633,300
Loans And Accounts Receivable At Amortized Cost [Member] | Mortgage loans [Member] | Between 1 and 3 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges	786,352	1,189,037
Loans And Accounts Receivable At Amortized Cost [Member] | Mortgage loans [Member] | Over 6 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges	735,479	3,466,875
Loans And Accounts Receivable At Amortized Cost [Member] | Mortgage loans [Member] | Between 3 and 6 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges		1,545,239
Loans And Accounts Receivable At Amortized Cost [Member] | Commercial loans [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges	550,000	650,000
Loans And Accounts Receivable At Amortized Cost [Member] | Commercial loans [Member] | Within 1 year [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges	400,000
Loans And Accounts Receivable At Amortized Cost [Member] | Commercial loans [Member] | Between 1 and 3 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges	150,000	600,000
Loans And Accounts Receivable At Amortized Cost [Member] | Commercial loans [Member] | Between 3 and 6 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges		50,000
Hedging instrument [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges	2,894,957	7,484,451
Hedging instrument [Member] | Within 1 year [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges	1,223,126	633,300
Hedging instrument [Member] | Between 1 and 3 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges	936,352	1,789,037
Hedging instrument [Member] | Over 6 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges	735,479	3,466,875
Hedging instrument [Member] | Between 3 and 6 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges		1,595,239
Hedging instrument [Member] | Cross currency swaps [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges	2,344,957	6,834,451
Hedging instrument [Member] | Cross currency swaps [Member] | Within 1 year [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges	823,126	633,300
Hedging instrument [Member] | Cross currency swaps [Member] | Between 1 and 3 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges	786,352	1,189,037
Hedging instrument [Member] | Cross currency swaps [Member] | Over 6 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges	735,479	3,466,875
Hedging instrument [Member] | Cross currency swaps [Member] | Between 3 and 6 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges		1,545,239
Hedging instrument [Member] | Interest rate swaps [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges	550,000	650,000
Hedging instrument [Member] | Interest rate swaps [Member] | Within 1 year [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges	400,000
Hedging instrument [Member] | Interest rate swaps [Member] | Between 1 and 3 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges	$ 150,000	600,000
Hedging instrument [Member] | Interest rate swaps [Member] | Between 3 and 6 years [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of macro-hedges [Line Items]
Macro-hedges		$ 50,000